Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
4. Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The Company elected the fair value option for the second lien loans. The fair value of the Company’s other borrowings approximates their carrying value, or amortized cost, due to the short-term nature of the obligations or the relevant prevailing market rate of interest.
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
PIPE Warrants	$—	$—	$86,359	$86,359
NRA Warrants	—	—	36,968	36,968
Second lien loan	—	—	10,423	10,423

Total liabilities measured at fair value	$—	$—	$133,750	$133,750

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

The Company did not have any assets measured at fair value fair on a recurring basis as of September 30, 2025. The Company’s money market funds as of December 31, 2024 were highly liquid and actively traded marketable securities that generally transacted at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its warrant liabilities (see Note 9), second lien loans (see Note 6) and SAFEs (see Note 7) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs.
The valuations of the warrant liabilities, second lien loans, and future equity obligations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments were recognized in other (expenses) income
in the Company’s condensed consolidated statements of operations and comprehensive loss.
Warrant Liabilities—PIPE Warrants and NRA Warrants
The Company determined the fair value of each of its PIPE Warrants and NRA Warrants using a Monte Carlo simulation model, applying the following key assumptions as of the issuance date on September 24, 2025: a risk-free rate of 3.8% and volatility of 55.0%. Upon issuance, the fair values of the PIPE Warrants and NRA Warrants were recorded under loss on issuance of common stock warrants
in the condensed consolidated statements of operations and comprehensive loss. Given the short period between the issuance date and September 30, 2025, and the absence of significant changes in the key valuation assumptions, the Company concluded that there was no material change in the fair value of the PIPE Warrants and NRA Warrants as of September 30, 2025.
Second Lien Loans
At the Closing, all then outstanding second lien loans, excluding the $10.0 million SAFE from an affiliate of AACT that was exchanged for a second lien loan, were converted into Kodiak common stock (see Note 6). Immediately prior to such conversion, the aggregate principal amount of the second lien loans that converted was $43.9 million and had an estimated fair value of $67.4 million, which was determined based on the opening price of the Company’s common stock on the first day of trading following the consummation of the Merger.
The Company determined the fair value of the outstanding second lien loans with a principal amount of $10.0 million using a pay-off-to-maturity
method, with an implied discount rate of 22.0% as the key valuation assumption as of September 30, 2025.
Simple Agreements for Future Equity
At the Closing, all outstanding SAFEs were converted into shares of Kodiak common stock (see Note 7). Immediately prior to such conversion, the SAFE obligations were remeasured to a fair value of $263.0 million, which was determined based on the opening price of the Company’s common stock on the first day of trading following the consummation of the Merger. Accordingly, no SAFEs remained outstanding as of September 30, 2025.
Legacy Kodiak Warrant Liabilities—Redeemable Convertible Preferred Stock Warrants
At the Closing, certain redeemable convertible preferred stock warrants were automatically net exercised (see Note 9). The remaining outstanding redeemable convertible preferred stock warrants were assumed by Kodiak to become warrants to purchase shares of its common stock, which were remeasured to fair value on the Closing Date and reclassified to equity as they met the conditions for equity classification (see Note 11). The Company determined the fair value of its redeemable convertible preferred stock warrants as of the Closing Date by using a Black-Scholes option-pricing model with key assumptions as follows: exercise price range of $0.01 to $3.54, expected term range of 0.0 years to 4.8 years, risk-free rate range of 3.6% to 3.9% and volatility of 55.0%.
Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	Second Lien Loans	SAFE	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2024	$—	$59,301	$1,619
Issuance of second lien loans	43,865	—	—
Issuance of SAFEs	—	23,660	—
Exchange of SAFE for second lien loan	10,000	(10,000)	—
Reclassification of Assumed Kodiak Warrants	—	—	(3,842)
Fair value remeasurement	23,938	190,075	7,272
Settlement via conversion or exercise	(67,380)	(263,036)	(5,049)

Balance as of September 30, 2025	$10,423	$—	$—

Balance as of December 31, 2023	$—	$10,000	$2,045
Issuance of SAFEs	—	44,054	—
Fair value remeasurement	—	—	(321)

Balance as of September 30, 2024	$—	$54,054	$1,724

4.	Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The fair value of the Company’s debt approximates its carrying value, or amortized cost, due to the prevailing market rates of interest rates it bears.
The
following
tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total assets measured at fair value	$12,097	$—	$—	$12,097

Liabilities
SAFE	$—	$—	$10,000	$10,000
Redeemable convertible preferred stock warrant liabilities	—	—	2,045	2,045

Total liabilities measured at fair value	$—	$—	$12,045	$12,045

All of the Company’s money market funds and U.S. treasury securities are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its SAFEs (see Note 8) and redeemable convertible preferred stock warrants (see Note 10) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs. The valuations of the future equity obligations and redeemable convertible preferred stock warrants use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments are recognized within the statements of operations and comprehensive loss.

Simple Agreements for Future Equity
The Company determined the fair value of its SAFE obligations by using a valuation model with key assumptions summarized in the table below. The Company utilized a probability-weighted model that used both the pay-off method and Black-Scholes option-pricing model based on the potential settlement outcomes of the SAFE obligations, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Expected term to underlying triggering events (in years)	0.7	0.4 – 3.0
Discount rate	20.9%	26.0%
Volatility	60.7%	49.9 – 102.3%
Redeemable Convertible Preferred Stock Warrants
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Exercise price	$0.001 – $2.34	$0.001 – $2.34
Expected term (in years)	3.6 – 7.7	4.6 – 8.7
Risk-free interest rate	4.3% – 4.5%	3.8% – 3.9%
Volatility	80.3%	83.1%
Dividend yield	—	—
Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2022	$—	$1,451	$1,451
Issuance of SAFE	10,000	—	10,000
Correction of an immaterial error of redeemable convertible preferred stock warrants	—	720	720
Fair value remeasurement	—	(126)	(126)

Balance as of December 31, 2023	10,000	2,045	12,045

Issuance of SAFEs	45,192	—	45,192
Fair value remeasurement	4,109	(426)	3,683

Balance as of December 31, 2024	$59,301	$1,619	$60,920